SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates:

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant judgment and estimates are used for revenue recognition, allowances for doubtful accounts and sales returns, tax valuation allowances, inventory write-down, impairment of property, plant and equipment, deferred costs, accrued product warranty costs, provisions for contract losses, investment impairments, going concern assessment, stock-based compensation expense, and loss contingencies among others. Actual results could differ materially from those estimates.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid instruments with original maturities of three months or less. Approximately 36.4%, or $30.6 million of cash and cash equivalents were held by the Company’s subsidiaries in the U.S. as of December 31, 2016. The remainder was held by the other UTStarcom entities throughout the world. As of December 31, 2016, approximately 16.1%, or $13.5 million, of the Company’s cash and cash equivalents were held by its subsidiaries in China, and China imposes currency exchange controls on transfers of funds outside of China. Approximately 17%, or $12.9 million of cash and cash equivalents were held by the Company’s subsidiaries in the U.S. as of December 31, 2015. The remainder was held by the other UTStarcom entities throughout the world. As of December 31, 2015, approximately 26%, or $19.8 million, of the Company’s cash and cash equivalents were held by its subsidiaries in China, and China imposes currency exchange controls on transfers of funds outside of China. Cash and cash equivalents are invested in short-term bank deposits and similar short duration instruments that are highly liquid and readily convertible with fixed maturities from overnight to three months.

Restricted Cash:

As of December 31, 2016, the Company had short-term restricted cash of $11.4 million, and had long-term restricted cash of $3.3 million included in other long-term assets. As of December 31, 2015, the Company had short-term restricted cash of $12.3 million, and had long-term restricted cash of $3.8 million included in other long-term assets. These amounts primarily collateralize the Company’s issuances of performance bonds, warranty bonds, and standby and commercial letters of credit.

Investments:

The Company’s investments consist principally of debt and equity securities classified as “available for sale,” and cost and equity method investments in privately held companies. The investments in equity securities of privately held companies in which the Company does not have the ability to exercise significant influence are accounted for under ASC 325, “Investments-Other” using the cost method. Under the cost method, these investments are carried at the lower of cost or fair market value. The investments in equity securities of privately held companies in which the Company has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control are accounted for under ASC 323, “Investments-Equity Method and Joint Ventures” using the equity method. Investments in debt securities classified as available for sale are measured at fair value on the balance sheets under ASC 320, “Investments-Debt and Equity Securities.”. Unrealized holding gains and losses for available-for-sale securities (including those classified as current assets) are excluded from earnings and reported in other comprehensive income until realized except as indicated in the following paragraph.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value.

Revenue Recognition:

The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is reasonably assured. The Company assesses collectability based on a number of factors, including payment history and the credit-worthiness of the customer. If the Company determines that collection is not reasonably assured, the Company defers revenue recognition until collection becomes reasonably assured, which is generally upon receipt of cash. If the payment due from the customer is not fixed or determinable due to extended payment terms, revenue is recognized as payments become due and payable by the customer, assuming all other criteria for revenue recognition are met. Any payments received prior to revenue recognition are recorded as customer advances. Any expected losses on contracts are recognized when identified on an individual basis in accordance with the prevailing accounting guidance for the respective contract.

When a sales arrangement contains multiple deliverable elements or multiple element arrangements, the Company allocates revenue to each element based on the relative selling price of each element. Under this approach, the selling price of a deliverable is determined by using a selling price hierarchy that requires the use of vendor-specific objective evidence, or (“VSOE”) of fair value, if available, third-party evidence, or (“TPE”) of selling price if VSOE is not available or management’s best estimate of selling prices, or (“BESP”) if neither VSOE nor TPE is available.

VSOE is the selling price using the price charged by the Company for a deliverable when sold separately. When there is no VSOE, the Company uses management’s BESP in the allocation of arrangement consideration. Therefore, the Company typically is not able to determine TPE for its products or services. TPE of selling price is determined by evaluating similar competitor deliverables when sold separately to similarly situated customers. Generally, the Company’s products differ from that of its peers, in that its product offerings are directed towards the integration of telecom, broadband and cable television networks and as such, usually entail a significant level of differentiation or customization for its customers such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products’ selling prices are on a stand-alone basis.

Multiple element arrangements primarily involve the sale of hardware systems, installation and training. In addition, while not separately sold, the arrangement may include extended warranties that cover product repairs, maintenance services, and software updates for the software components that are essential to the functionality of the hardware systems or equipment. Revenue consideration allocated to each element under the relative selling price method is recognized as each element is earned, namely upon installation and acceptance of equipment or delivery of terminals, the delivered element(s) has stand-alone value, there is no right of return on delivered element(s), and the Company is in control of the undelivered element(s). For arrangements that include service elements, including technical support and installation and also training, revenue is deferred until such services are deemed complete. Revenue from extended warranties is recognized ratably over the contract period of the extended warranty services.

Final acceptance is required for revenue recognition when installation services are not considered perfunctory. Final acceptance indicates that the customer has fully accepted delivery and installation, if any, of equipment and the Company is entitled to full payment. The Company does not recognize revenue before final acceptance is granted by the customer if acceptance is considered substantive to the transaction.

In connection with the restructuring of the telecommunication industry in China, the Ministry of Industry and Information Technology (“MIIT”) announced that personnel access system, or (“PAS”) services in China would be phased out by January 1, 2012. The Company still had $13.2 million of deferred revenue associated with unfulfilled contractual obligations for its historical PAS infrastructure contracts as of December 31, 2011. Such amounts were deferred at its VSOE of fair value according to the terms of the contracts. Upon the phasing out of the PAS services as required by the MIIT announcement, the Company took appropriate actions, such as communicating with its customers regarding the termination of such services, to legally release those obligations. Accordingly, approximately $8.1 million of the deferred revenue was released in 2012 upon the completion of the appropriate legal actions. The remaining balance of $5.1 million was included as part of the liabilities transferred to the buyer on the IPTV divestiture in August 2012. However, as some customers were not willing to assign their contracts to the buyer, the Company is still the primary obligor for those contracts that were not legally assigned to the buyer. Therefore, deferred revenue still included in the Company’s Consolidated Balance Sheet. See “Note 3-Divestitures”.

Revenue from fixed price contracts that include a requirement for significant software modification or customization is recognized using the completed contract method of accounting whereby no revenue is recognized prior to the completion of the project because for contracts involving unique requirements, the Company is unable to make reasonably dependable estimates of progress towards meeting contractual requirements. In the event estimated total project costs exceed estimated total project revenues, the entire estimated loss is charged to operations in the period in which the loss becomes probable and can be reasonably estimated. The complexity of the estimation process and judgments about internal and external factors including labor utilization, changes to specifications and testing requirements, time required for performance and resulting incurrence of contract penalties, and the performance of subcontractors affect the estimation process. The Company recognizes gross revenue based on the amount billed to customers when all revenue recognition criteria have been met for transactions where the Company is a reseller. For these transactions the Company is responsible to fulfill the contracts’ obligations, and assumes both the general inventory risk as well as the credit risk.

The assessment of collectability is also a factor in determining whether revenue should be recognized. The Company assesses collectability based on a number of factors, including payment history and the credit-worthiness of the customer. The Company does not request collateral from its customers. In international sales, the Company may require customers to provide letters of credit that can be drawn on demand if the customer defaults on its payment. If the Company determines that collection of a payment is not reasonably assured, the Company defers revenue recognition until collection becomes reasonably assured, which is generally upon receipt of cash.

On August 31, 2012, the Company completed the divestiture of its IPTV business. As a result, the Company transferred all assets, liabilities and managerial duties to the buyer. The Company is still the primary obligor for certain contracts that some customers were not willing to assign to the buyer. Even though the Company signed back-to-back contracts to transfer all obligations and associated economic risks and benefits to the buyer, from the customer point of view, the Company is the sole obligor to their contracts. If the buyer fails to fulfill its obligations under the back-to-back contracts, the Company is still obligated to fulfill the obligations under the un-assigned contracts with the customers. Therefore, the Company was not able to derecognize the related liabilities of those un-assigned contracts. The Company continued to recognize revenue for those unassigned contracts when they met the revenue recognition criteria as discussed above. At the same time, the Company continued to recognize an equal amount of the deferred costs associated with those contracts. Therefore, there is no gross profit impact from the future revenue recognition of these unassigned contracts. The Company will derecognize both the liabilities and deferred costs when the related contracts are legally assigned subsequently. During the years ended December 31, 2016, 2015 and 2014, the Company recorded $0.3 million, $3.6 million and $4.3 million, respectively, in the Consolidated Statements of Operations and Comprehensive Loss due to meeting the revenue recognition criteria. As of December 31, 2016, the Company still had both liabilities and deferred costs of $10.2 million related to those un-assigned contracts. See “Note 3-Divestitures”.

Because of the nature of doing business in China and other emerging markets, the Company’s billings and/or customer payments may not correlate with the contractual payment terms. The Company generally does not enforce contractual payment terms prior to final acceptance. Accordingly, accounts receivable is not recorded until the Company recognizes the related customer revenue. Advances from customers are recognized when the Company has collected cash from the customer, prior to recognizing revenue. Deferred revenue is recorded if there are delivered elements before final acceptance has been obtained. The Company had current deferred revenue of $10.8 million and $17.0 million, and long-term deferred revenue of $3.8 million and $8.6 million at December 31, 2016 and 2015, respectively. Costs related to deferred revenue are also deferred until revenue is recognized. See “Deferred Costs” below.

Product Warranty:

The Company provides a warranty on its equipment and terminal sales for periods generally ranging from one to two years from the time of final acceptance. At times, the Company has entered into arrangements to provide limited warranty services for periods longer than two years. The Company provides for the expected cost of product warranties at the time that revenue is recognized based on an assessment of past warranty experience and when specific circumstances dictate. The Company assesses the adequacy of its recorded warranty liability every quarter and makes adjustments to the liabilities if necessary. Specific warranty accruals are reversed upon the expiration of the warranty period and are recorded as reduction of cost of sales. Warranty accrual reversals were $0.1 million, nil, and $0.1 million in 2016, 2015 and 2014 respectively. From time to time, the Company may be subject to additional costs related to non-standard warranty claims from its customers. If and when this occurs, the Company estimates additional accruals based on historical experience, communication with its customers and various assumptions that the Company believes to be reasonable under the circumstances. Such additional warranty accruals are recorded in the period in which the additional costs are identified.

Receivables:

Although the Company evaluates customer credit worthiness prior to a sale, the Company provides an allowance for doubtful accounts for the estimated loss on trade when collection may no longer be reasonably assured. The Company assesses collectability of receivables based on a number of factors including analysis of creditworthiness, the Company’s historical collection history and current economic conditions, its ability to collect payment and on the length of time an individual receivable balance is outstanding. The Company’s policy for determining the allowance for doubtful accounts includes both specific allowances for balances known to be doubtful of recovery and a formula-based portfolio approach, based on aging of the accounts receivable, as a part of management’s review of the overall allowance for doubtful accounts. This formula-based approach involves aging of the Company’s accounts receivable and applying a percentage based on the Company’s historical experience. The Company evaluates the percentages applied to each category of aged accounts receivable periodically based on actual history of write-offs and collections and refines this formula-based approach accordingly for use in future periods. Receivable balances are written-off when the Company has sufficient evidence to prove that they are uncollectible.

Inventories:

Inventories consist of product held at the Company’s manufacturing facility and warehouses, as well as finished goods at customer sites for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer. The Company may ship inventory to existing customers that require additional equipment to expand their existing networks prior to the signing of an expansion contract. Inventories are stated at the lower of cost or market value, based on the FIFO method of accounting. Write-downs are based on the assumptions about future market conditions and customer demand, including projected changes in average selling prices resulting from competitive pricing pressures. The Company continually monitors inventory valuation for potential losses and obsolete inventory at its manufacturing facilities as well as at customer sites. If actual market conditions are less favorable than those projected by management, additional write-downs may be required. If actual market conditions are more favorable than anticipated, the previously written down inventory may be sold to customers and result in lower cost of sales and higher income from operations than expected in that period.

Deferred Costs:

Deferred costs consist of products shipped to the customer, but revenue has not yet been recognized due to revenue recognition criteria not fully met. Given that there is uncertainty about customer acceptance until the customer completes its internal testing and procedures, we wait until the issuance of the final acceptance certificate to support its assertion of contract fulfillments. Management periodically assesses the recoverability of deferred costs and provides reserves against deferred cost balances when recovery of deferred costs is not probable. Recoverability is evaluated based on various factors including the length of time the product has been held at the customer site, the likelihood of collection, or it is determined that a related transaction will result in a gross margin loss. When a loss situation is identified, the deferred cost balance is impaired to equal to the value of the excess of cost over the amount of revenue that will be ultimately recognized for the transaction. Revenue and cost of sales are recorded when final acceptance is received from the customer.

Property, Plant and Equipment:

Property, plant and equipment are recorded at cost and are stated net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives or the term of the lease. When assets are disposed, the cost and related accumulated depreciation are removed from the accounts and the resulting gains or losses are included in results of operations. The Company generally depreciates its property, plant and equipment over the following periods:

Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the term of the lease or the estimated useful life

Depreciation expense was $1.2 million, $2.3 million, and $2.9 million, for the years ended December 31, 2016, 2015 and 2014, respectively.

Other-than-Temporary Impairment on Investment:

The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires an estimation of the fair value of the investment. In making this determination, the Company reviews several factors to determine whether the losses are other-than-temporary, including but not limited to: (i) the length of time the investment was in an unrealized loss position, (ii) the extent to which fair value was less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in fair value. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Investment impairments recorded as other-than-temporary were $5.3 million, $16.3 million (restated), and $3.9 million, for the years ended December 31, 2016, 2015 and 2014, respectively.

Impairment of Long-Lived Assets:

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets. Long-lived assets that are to be disposed of by sale are measured at the lower of book value or fair value less cost to sell.

Advances:

Advances from customers represent cash received from customers before revenue recognition for the purchase of the Company’s products.

Advertising Costs:

The Company expenses all advertising costs as incurred. Payment to customers for marketing development costs are accounted for as incurred as a reduction of the revenue associated with customers. For the years ended December 31, 2016, 2015 and 2014, advertising costs totaled $0.1 million, $0.1 million, and $0.1 million, respectively.

Operating Leases:

The Company leases office space under operating lease agreements with an initial lease terms up to five years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease.

Stock-Based Compensation:

Stock-based compensation expense for all share-based payment awards granted to employees is determined based on the grant-date fair value. Stock-based compensation expense for restricted stock awards is measured based on the closing fair market value of the Company’s ordinary shares on the date of grant. Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes model. Stock-based compensation is expensed ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the share-based payment awards. The performance-based restricted stock units are subject to the attainment of goals determined by the Compensation Committee of the Company’s Board of Directors. The Company records the relevant stock-based compensation for the performance-based restricted stock units based on the probability of meeting the performance conditions.

Accumulated Other Comprehensive Income (“AOCI”):

Accumulated Other Comprehensive Income mainly consisted of foreign currency translation adjustments and the unrealized gain or loss from available-for-sale investments. The changes in AOCI, including the amounts reclassified to income, were as follows:

Foreign currency translation and unrealized gains (losses), net of tax
(in thousands)
Balance at December 31, 2014	$63,754

Loss recorded in other comprehensive loss	(1,611)
Unrealized loss from available-for-sale investments	(673)

Balance at December 31, 2015	$61,470

Gain recorded in other comprehensive income	570
Gain reclassified from AOCI to income	(38)

Balance at December 31, 2016	$62,002

As of December 31, 2015, no accumulated other comprehensive income or loss is attributable to non-controlling interests.

The Company reclassifies foreign currency translation adjustments from AOCI to income upon sale or upon complete or substantially complete liquidation of investments in foreign entities, when the amounts attributable to the entities and accumulated in the translation adjustment component of equity is both: (a) removed from the separate component of equity; and (b) reported as part of the gain or loss on sale or liquidation of the investment for the period during which the sale or liquidation occurs. During fiscal 2014, the Company recognized and reclassified $0.1 million to net loss from the cumulative translation adjustment previously recorded in accumulated other comprehensive income upon the liquidation of three Chinese entities. During fiscal 2016, the Company recognized and reclassified $0.1 million to net income from cumulative translation adjustment previously recorded in accumulated to other comprehensive income upon the liquidation of two entities. The prior cumulative translation adjustment primarily resulted from the difference between local functional currency and the Company’s reporting currency.

On October 4, 2014, one of the Company’s cost method investees, Cortina, was acquired by Inphi Corporation, “Inphi”, a public company listed on the New York Stock Exchange. Upon the Merger agreement between Inphi and Cortina, and after evaluating the total consideration amount of this acquisition and the Company’s interest holding as of September 30, 2014, the Company recorded a $1.5 million realized investment disposal loss in the third quarter of 2014. In exchange for the 1% interest in Cortina, the Company received 124,395 shares of Inphi on November 14, 2014. Management assessed the shares and classified them as available-for-sale securities subject to fair value accounting. As of December 31, 2014, the fair value of the shares was $2.3 million which resulted in an unrealized gain of $0.5 million which was recorded in Other Comprehensive Loss in the year ended. In February of 2015, the Company sold the 124,395 shares of Inphi stock for a total cash consideration of $2.4 million, which resulted in a realized gain of $0.6 million in Other Income. In 2015, the Company also received $1.0 million in cash proceeds in connection with the sale of assets that had a $0 net carrying value which resulted in a realized gain in Other Income. In the second quarter of 2015, the Company also received $0.7 million in cash proceeds in connection with the sale of assets that had a $0 net carrying value, resulting in a realized gain in Other Income. In the fourth quarter of 2015, another $0.3 million was released from escrow deposited by Inphi during the transaction and the Company recorded as a realized gain in Other Income. In the second quarter of 2016, the Company received another $0.1 million was released from escrow deposited by Inphi during the transaction and the Company recorded as a realized gain in Other Income.

As of December 31, 2014, the Company held a $20.2 million Convertible Bond of UTStarcom Hong Kong Holdings Ltd. issued to the Company which included $0.2 million of unrealized gain, which was recognized in AOCI. The Convertible Bond was classified as available-for-sale debt securities subject to fair value accounting. On April 7, 2015, the Company entered an agreement with UTStarcom Hong Kong Holdings Ltd., for the conversion of the $20.0 million convertible bond. Pursuant to the agreement, UTStarcom Hong Kong Holdings Ltd. paid $10.0 million in cash to the Company as partial payment of the principal of the $20.0 million convertible bond.  The remaining part of the principal and the interest of the convertible bond were converted to 14% of equity interest of UTStarcom Hong Kong Holdings Ltd. Therefore, the Company began accounting for this private equity investment on the cost method, and reversed $0.2 million unrealized gain. See “Note 3-Divestitures”

Income Taxes:

The Company is subject to income taxes in both the United States and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company recognizes the tax benefit (expense) from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company recognizes interest expense and penalties related to income tax matters as part of the provision for income taxes.

The Company recognizes deferred income taxes as the difference between the tax bases of assets and liabilities and their consolidated financial statement amounts based on enacted tax rates. Management judgment is required in the assessment of the recoverability of the Company’s deferred tax assets based on its assessment of projected taxable income. Numerous factors could affect the Company’s results of operations in the future. If there was a significant decline in the Company’s future operating results, its assessment of the recoverability of its deferred tax assets would need to be revised, and any such adjustment to its deferred tax assets would be charged to income in that period. If necessary, the Company records a valuation allowance to reduce deferred tax assets to an amount management believes is more likely than not to be realized. Changes in estimates of taxable income in the future could result in reversal of the valuation allowances which would be credited to income in the year of reversal.

The Company provides U.S. taxes on foreign undistributed earnings that are not considered to be permanently reinvested outside the United States.

In November 2015, the FASB issued ASU 2015-17, to simplify the presentation of deferred income taxes, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in this Update apply to all entities that present a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not affected by the amendments in this Update and within a particular tax jurisdiction. The Company has elected to adopt ASU 2015-17 prospectively in the fourth quarter of 2016. As a result, the Company has presented all deferred tax assets and liabilities as non-current on the Company’s consolidated balance sheet as of December 31, 2016. There was no impact on the Company’s results of operations as a result of the adoption of ASU 2015-17.

Financial Instruments:

Financial instruments consist of cash and cash equivalents, short and long-term investments, notes receivable, accounts receivable and payable and accrued liabilities. The carrying amounts of cash and cash equivalents, bank notes, accounts receivable and payable, notes receivable, and accrued liabilities approximate their fair values because of the short-term nature of those instruments. The fair value of long term investments in debt and equity securities is determined based on quoted market prices or available information about investees.

Foreign Currency Translation:

The Company’s operations are conducted through international subsidiaries where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into U.S. Dollars which is the functional currency of the Company. All foreign currency assets and liabilities are translated at the period-end exchange rate and all revenues and expenses are translated at the average exchange rate for the period. The effects of translating the financial statements of foreign subsidiaries into U.S. Dollars are reported as a cumulative translation adjustment, a separate component of accumulated other comprehensive income in stockholders’ equity.

The foreign currency translation gain (loss) related to the remeasurement of transactions denominated in other than the functional currency is included in other income (expenses), net on the Company’s Consolidated Statements of Operations and Comprehensive Loss. In connection with this remeasurement process, the Company recorded gains of $1.5 million, losses of $0.2 million and losses of $0.6 million in the years ended December 31, 2016, 2015 and 2014, respectively.

Earnings per Share:

Basic earnings per share is computed by dividing the net loss available to holders by the weighted average number of the Company’s ordinary shares outstanding, as applicable, during the period, which excludes unvested restricted stock. Diluted earnings per share reflects the amount of net loss available to each ordinary share outstanding during the period plus the number of additional shares that would have been outstanding if potentially dilutive securities had been issued. The Company’s potentially dilutive ordinary shares include outstanding stock options, unvested restricted stock, restricted stock units and performance- based units. The following table summarizes the total potential ordinary shares that were excluded from the diluted per share calculation, because their effect was anti-dilutive.

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	605	1,295	1,784

Total(1)	605	1,295	1,784

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

For the years ended December 31, 2015, and 2014, no potential ordinary shares were dilutive because of the net loss incurred in those years, therefore basic and dilutive EPS were the same.

For the year ended December 31, 2016, 1.4 million potential ordinary shares were dilutive. After the dilution, the diluted earnings per share during the year ended December 31, 2016 was as following.

2016
Net Income attributable to UTStarcom Holding Corp.	$290
Weighted average shares outstanding—Diluted	36,402

Net Income per shares attributable to UTStarcom Holding Corp.—Diluted	$0.01

Recent Accounting Pronouncements:

In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers (Topic 606).” (“ASU 2014-09”). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 supersedes most existing revenue recognition guidance in US GAAP. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (“ASU 2015-14”), which defers the effective date of ASU 2014-09 to January 1, 2018 for the Company. Early adoption is permitted. The Company expects to adopt ASU 2014-09 utilizing the modified retrospective method in the first quarter of 2018.

The Company is in the process of reviewing revenue contracts across each revenue stream and continues to evaluate the impact the standard would have on each revenue stream. As a result of our evaluation performed to date, we do not expect that the new guidance will have a material impact on the timing and/or amount of revenue that we recognize on our contracts. In addition, we are in the preliminary stage of designing and implementing appropriate changes to our business processes, system, and internal controls to support recognition and disclosure under the new standard. We continue to monitor additional authoritative or interpretive guidance related to the new standard as it becomes available, as well as comparing our conclusions on specific interpretative issues to other peers in our industry, to the extent that such information is available to us.

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”)”. The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In February 2016, the FASB issued ASU 2016-02, “Lease (Topic 842)”, which amends recognition of lease assets and lease liabilities by lessees for those leases classified as operating leases. This standard will take effect for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. While the Company is still evaluating the impact of our pending adoption of the new standard on our consolidated financial statements, the Company expect that upon adoption the Company will recognize Right-Of-Use (“ROU”) assets and lease liabilities and that the amount could be material. The Company is still evaluating the impact of the adoption of ASU 2016-02 will have on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation (Topic 718)”, effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods, to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Early adoption is permitted. The Company adopted the new standard on its consolidated financial statements, and there was no material impact to the Company’s financial statements.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash flows -—Classification of Certain Cash Receipts and Cash Payment”, effective for the fiscal years beginning after December 15, 2017, and interim periods within that fiscal year. This Update addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In October 2016, the FASB issued ASU 2016-16, “Income Tax (Topic 740): Intra-Entity Transfer of Assets Other Than Inventory”, effective for annual reporting periods beginning after December 15, 2017, including the interim reporting periods within those annual reporting periods. This update eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows-— Restricted Cash (a consensus of the FASB Emerging Issues Task Force)”, effective for fiscal years beginning after December 15, 2017, and interim periods within that fiscal year. The standard addresses whether restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In January, 2017, the FASB issued 2017-01 “Business Combinations”, effective for the annual reporting period beginning after December 15, 2017, and interim period within that period. This Updated clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions of assets or business. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In February 2017, the FASB issued ASU 2017-05 “Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20)”, effective for the annual reporting period beginning after the December 15, 2017, including the interim reporting period within that period. This update provides guidance on the recognition of gains and losses on transfers of nonfinancial assets and in substance nonfinancial assets to counterparties that are not customers. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.

In May 2017, the FASB issued ASU 2017-09 “Compensation—Stock Compensation (Topic 718), effective for the annual report period beginning after the December 15, 2017, including the interim reporting period within that period. This update provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The Company evaluated the impact of adopting the new standard on its consolidated financial statements and conclude there was no material impact to the Company’s financial statement.